Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) revenueSource segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2022
Summary Of Significant Accounting Policies [Line Items]
Net working capital	$ 44,500,000
Intangible assets useful life	5 years
Impairment of intangible assets	$ 0	$ 0	$ 0
Restricted cash	$ 49,921,000	8,976,000	$ 8,638,000
Number of revenue sources | revenueSource	3
Accrued interest and penalties for unrecognized tax benefits	$ 0	$ 0
Unrecognized tax benefits	$ 0
Number of operating segments | segment	1
Number of reportable segments | segment	1
Number of different revenue sources | revenueSource	2
Minimum
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	2 years 6 months
Share based compensation vesting period	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	5 years
Share based compensation vesting period	3 years
Maximum | Voyage charters
Summary Of Significant Accounting Policies [Line Items]
Expected performance obligation duration	1 year
Vessels
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	25 years			25 years
Export Terminal Joint Venture | Joint Venture Partner
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage by parent	50.00%
Dan Unity | Joint Venture Partner
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage by parent	50.00%
Export Terminal Joint Venture
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Dan Unity
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Unigas
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	33.33%	33.30%